Statement of consolidated cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
(Loss) profit before income tax and social contribution	R$ (9,683,784)	R$ (4,603,068)	R$ 3,604,736
Adjustments for reconciliation of profit
Depreciation and amortization	4,048,081	3,632,265	2,990,577
Results from equity investments	19,398	(10,218)	888
Interest foreign exchange gain/losses	10,457,272	4,145,110	6,013,944
Reversal of provisions	336,838	320,439	23,725
Provision - geological event in Alagoas	6,901,828	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(310,557)	(1,904,206)	(519,830)
(Loss) reversal for impairment of trade accounts receivable and others from clients	55,252	7,069	(87,008)
Provision for losses and write-offs of long-lived assets	8,794	225,204	72,470
Adjustments for reconciliation of profit	11,833,122	5,195,662	12,099,502
Changes in operating working capital
Judicial deposits - other financial assets	3,746,107	(3,680,460)
Financial investments	(1,860,827)	797,445	98,349
Trade accounts receivable	(2,187,826)	895,046	223,418
Inventories	(252,534)	867,817	(1,537,290)
Taxes recoverable	1,532,554	1,195,427	1,022,242
Prepaid expenses	293,785	202,732	(105,163)
Other receivables	397,103	(273,665)	(248,988)
Trade payables	(3,001,564)	282,445	1,343,375
Taxes payable	449,761	(569,793)	(977,248)
Advances from customers	198,988	197,965	(199,958)
Leniency agreement	(349,842)	(341,605)	(330,006)
Sundry provisions	(145,355)	(215,548)	(116,458)
Other payables	(1,366,118)	362,203	833,227
Cash generated from operations	9,287,354	4,915,671	12,105,002
Interest paid	(2,736,821)	(2,238,445)	(1,916,801)
Income tax and social contribution paid	(257,542)	(411,951)	(937,831)
Net cash generated from operating activities	6,292,991	2,265,275	9,250,370
Proceeds from the sale of fixed and intangible assets	33,140	12,590	95,133
Proceeds from the sale of investments			81,000
Funds received in the investments' capital reduction			2,254
Dividends received	4,822	3,513	41,791
Acquisitions to property, plant and equipment and intangible assets	(2,759,789)	(2,682,522)	(2,706,328)
Premium in the dollar put option			(2,167)
Net cash used in investing activities	(2,721,827)	(2,666,419)	(2,488,317)
Short-term and Long-term debt
Acquired	13,049,459	20,586,103	4,301,626
Payments	(8,734,505)	(17,425,409)	(6,592,197)
Braskem Idesa borrowings
Acquired		3,497,622
Payments	(905,210)	(4,398,453)	(812,929)
Payment loan to non-controlling shareholders of Braskem Idesa	(37,618)
Lease	(662,068)	(454,190)
Dividends paid	(2,380)	(668,904)	(1,499,900)
Other financial liabilities	(534,456)	499,999
Net cash generated (used) in financing activities	2,173,222	1,636,768	(4,603,400)
Exchange variation on cash of foreign subsidiaries	1,314,586	20,619	(386,109)
Increase in cash and cash equivalents	7,058,972	1,256,243	1,772,544
Represented by
Cash and cash equivalents at the beginning of the year	6,803,880	5,547,637	3,775,093
Cash and cash equivalents at the end of the year	13,862,852	6,803,880	5,547,637
Increase in cash and cash equivalents	R$ 7,058,972	R$ 1,256,243	R$ 1,772,544